Insurance Contracts - Summary of Assumptions and Basis for the Insurance Liability Adequacy Test (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
KB Life Insurance Co., Ltd. | Discount rate
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Basis	Estimated investment yield based on the interest rate scenario provided by the Financial Supervisory Service adjusted by risk spread	Estimated investment yield based on the interest rate scenario provided by the Financial Supervisory Service adjusted by risk spread
KB Life Insurance Co., Ltd. | Discount rate | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	(3.39%)	(3.62%)
KB Life Insurance Co., Ltd. | Discount rate | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	19.54%	23.48%
KB Life Insurance Co., Ltd. | Lapse ratio
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Basis	Ratio of canceled premiums to premiums by product group, method of payment, channel, and elapsed period, based on the recent five-year experience statistics	Ratio of canceled premiums to premiums by product group, method of payment, channel, and elapsed period, based on the recent five-year experience statistics
KB Life Insurance Co., Ltd. | Lapse ratio | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	0.00%	0.00%
KB Life Insurance Co., Ltd. | Lapse ratio | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	65.57%	65.50%
KB Life Insurance Co., Ltd. | Loss ratio
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Basis	Ratio of number of accidents to the number of holding contracts, by collateral, gender, and elapsed period, based on the recent seven-year experience statistics	Ratio of number of accidents to the number of holding contracts, by collateral, gender, and elapsed period, based on the recent seven-year experience statistics
KB Life Insurance Co., Ltd. | Loss ratio | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	22.00%	24.00%
KB Life Insurance Co., Ltd. | Loss ratio | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	162.00%	156.00%
General Insurance | Lapse ratio
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	0.90%	1.10%
Basis	Ratio of surrender value to direct insurance premiums by type of contracts for the preceding five years	Ratio of surrender value to direct insurance premiums by type of contracts for the preceding five years
General Insurance | Sales cost ratio
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	6.30%	6.50%
Basis	Ratio of sales cost to direct insurance premiums by type of contracts for the preceding year (applicable only to unpaid premiums)	Ratio of sales cost to direct insurance premiums by type of contracts for the preceding year (applicable only to unpaid premiums)
General Insurance | Maintenance cost ratio
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	10.50%	10.70%
Basis	Ratio of maintenance cost to earned premiums by type of contracts for the preceding year	Ratio of maintenance cost to earned premiums by type of contracts for the preceding year
General Insurance | Claim survey cost ratio
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	4.70%	4.70%
Basis	Ratio of claim survey cost to insurance claim payments by type of contracts for the preceding three years	Ratio of claim survey cost to insurance claim payments by type of contracts for the preceding three years
General Insurance | Loss ratio
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	78.50%	71.00%
Basis	Ratio of final loss incurred to earned premiums by type of contracts for the preceding five years	Ratio of final loss incurred to earned premiums by type of contracts for the preceding five years
Automobile insurance | Lapse ratio
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	4.70%	4.60%
Basis	Ratio of surrender value to direct insurance premiums by type of contracts for the preceding five years	Ratio of surrender value to direct insurance premiums by type of contracts for the preceding five years
Automobile insurance | Sales cost ratio
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	7.60%	8.10%
Basis	Ratio of sales cost to direct insurance premiums by type of contracts for the preceding year (applicable only to unpaid premiums)	Ratio of sales cost to direct insurance premiums by type of contracts for the preceding year (applicable only to unpaid premiums)
Automobile insurance | Maintenance cost ratio
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	8.80%	9.00%
Basis	Ratio of maintenance cost to earned premiums by type of collaterals for the preceding year	Ratio of maintenance cost to earned premiums by type of collaterals for the preceding year
Automobile insurance | Claim survey cost ratio
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	8.10%	8.40%
Basis	Ratio of claim survey cost to insurance claim payments by type of collaterals for the preceding three years	Ratio of claim survey cost to insurance claim payments by type of collaterals for the preceding three years
Automobile insurance | Loss ratio
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	78.20%	78.20%
Basis	Ratio of final loss incurred to earned premiums by type of collaterals for the preceding five years	Ratio of final loss incurred to earned premiums by type of collaterals for the preceding five years
Prudential Life Insurance Company of Korea Ltd. | Discount rate
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Basis	Calculated by applying an interest rate scenario which is a risk-free rate scenario adjusted by liquidity premium presented by the Financial Supervisory Service	Calculated by applying an interest rate scenario which is a risk-free rate scenario adjusted by liquidity premium presented by the Financial Supervisory Service
Prudential Life Insurance Company of Korea Ltd. | Discount rate | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	(3.39%)	(3.98%)
Prudential Life Insurance Company of Korea Ltd. | Discount rate | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	19.54%	23.96%
Prudential Life Insurance Company of Korea Ltd. | Lapse ratio
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Basis	Calculated based on the amount of insurance coverage by elapsed period based on the recent five-year experience statistics	Calculated based on the amount of insurance coverage by elapsed period based on the recent five-year experience statistics
Prudential Life Insurance Company of Korea Ltd. | Lapse ratio | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	1.00%	2.00%
Prudential Life Insurance Company of Korea Ltd. | Lapse ratio | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	26.00%	28.00%
Prudential Life Insurance Company of Korea Ltd. | Risk Rate
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Basis	Calculated by ratio of insurance claim payments to risk premiums by elapsed period based on the recent five-year experience statistics	Calculated by ratio of insurance claim payments to risk premiums by elapsed period based on the recent five-year experience statistics
Prudential Life Insurance Company of Korea Ltd. | Risk Rate | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	28.00%	21.00%
Prudential Life Insurance Company of Korea Ltd. | Risk Rate | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	545.00%	312.00%
Long-term Insurance | Discount rate
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Basis	Calculated by applying an interest rate scenario which is a risk-free rate scenario adjusted by liquidity premium presented by director of the Financial Supervisory Service	Calculated by applying an interest rate scenario which is a risk-free rate scenario adjusted by liquidity premium presented by director of the Financial Supervisory Service
Long-term Insurance | Discount rate | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	(3.39%)	(3.98%)
Long-term Insurance | Discount rate | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	19.54%	23.96%
Long-term Insurance | Expense ratio
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	6.25%	6.46%
Basis	Calculated using future expense plan based on the recent one-year experience statistics	Calculated using future expense plan based on the recent one-year experience statistics
Long-term Insurance | Lapse ratio
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Basis	Calculated based on the recent five-year experience statistics	Calculated based on the recent five-year experience statistics
Long-term Insurance | Lapse ratio | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	1.49%	1.48%
Long-term Insurance | Lapse ratio | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	35.98%	35.44%
Long-term Insurance | Risk Rate
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Basis	Calculated by ratio of insurance claim payments to risk premiums based on the recent seven-year experience statistics	Calculated by ratio of insurance claim payments to risk premiums based on the recent seven-year experience statistics
Long-term Insurance | Risk Rate | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	7.40%	11.90%
Long-term Insurance | Risk Rate | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test [Line Items]
Assumptions(%)	1143.80%	1055.20%